Borrowings (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended		7 Months Ended
	Apr. 11, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 28, 2019 USD ($)	Jul. 24, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jul. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Apr. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long- term debt		$ 488,179			$ 489,028
Long-term Line of Credit		$ 425,880			404,280
Restrictive covenants		As of June 30, 2020, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.
Finance Lease, Liability		$ 67,035			$ 90,086
Navios Sol
Debt Instrument [Line Items]
Finance Lease, Liability		18,637						$ 20,000
Purchase Obligation		$ 6,300
Vessel year built		2009
Vessel type		Capesize
Vessel capacity in DWT		180,274
Amount drawn down	$ 20,000
Navios Sagittarius
Debt Instrument [Line Items]
Finance Lease, Liability		$ 5,629					$ 7,500
Purchase Obligation		$ 2,000
Vessel year built		2006
Vessel type		Panamax
Vessel capacity in DWT		75,756
Amount drawn down			$ 7,500
Navios Ace
Debt Instrument [Line Items]
Finance Lease, Liability		$ 20,900				$ 22,000
Purchase Obligation		$ 6,300
Vessel year built		2011
Vessel type		Capesize
Vessel capacity in DWT		179,016
Amount drawn down				$ 22,000
Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Finance Lease, Liability		$ 21,869							$ 25,000
Purchase Obligation		6,300
69 consecutive monthly payments | Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		161
60 consecutive monthly payments | Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		155
120 consecutive monthly payments | Financial Liabilities | Navios Sol
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		190
36 consecutive monthly payments | Financial Liabilities | Navios Sagittarius
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		178
132 consecutive monthly payments | Financial Liabilities | Navios Ace
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		198
ABN 32m AMRO Bank N. V.
Debt Instrument [Line Items]
Long-term Line of Credit		$ 29,475
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 400 bps
Line of Credit Facility, Initiation Date		Jun. 26, 2020
Line of Credit Facility, Maximum Borrowing Capacity		$ 32,200
Repayment installments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 1,190
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 24,715
ABN 32m AMRO Bank N. V. | Up to December 2020
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.00%
ABN 32m AMRO Bank N. V. | Up to maturity date
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.25%
ABN 32m AMRO Bank N. V. | Navios Europe II
Debt Instrument [Line Items]
[custom:NumberOfVesselsRefinanced-0]		5
Hellenic Bank Company Limited
Debt Instrument [Line Items]
Long-term Line of Credit		$ 17,000
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 350 bps
Debt Instrument, Basis Spread on Variable Rate		3.50%
Line of Credit Facility, Initiation Date		Jun. 25, 2020
Line of Credit Facility, Maximum Borrowing Capacity		$ 17,000
[custom:NumberOfVesselsRefinanced-0]		4
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 8,320
Hellenic Bank Company Limited | First 4 installments
Debt Instrument [Line Items]
Repayment installments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 520
Hellenic Bank Company Limited | Next Ten Installments
Debt Instrument [Line Items]
Repayment installments		10
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 660
Credit Facilities
Debt Instrument [Line Items]
Long-term Line of Credit		$ 425,880
Debt Instrument, Description of Variable Rate Basis		LIBOR plus spread ranging from 2.6% to 7.0%
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Debt Instrument, Debt Default, Description of Violation or Event of Default		The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over
Total Liabilities to Total Assets ratio		0.75
Minimum Net Worth Required for Compliance		$ 135,000
Credit Facilities | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.60%
Security cover ratio		120.00%
Minimum free consolidated liquidity		$ 500
Ratio of EBITDA to interest expense		200.00%
Credit Facilities | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		7.00%
Security cover ratio		140.00%
Minimum free consolidated liquidity		$ 650